Carrying and Fair Value of Financial Instruments - Summary of Financial Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	$ 3,331,483	$ 3,229,582	$ 3,254,543
First Lien Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	2,448,123	2,467,529	2,493,404
Second Lien Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	760,000	760,000	760,000
Account Receivable Securitization Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	120,000
Notes Payable And Deferred Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	3,360	2,053	1,139
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,216,386	3,149,061	3,143,989
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | First Lien Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,371,938	2,413,663	2,405,635
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Second Lien Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	721,088	733,526	737,108
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Account Receivable Securitization Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	120,000
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Notes Payable And Deferred Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 3,360	$ 1,872	$ 1,246